Nature of operations	12 Months Ended
Dec. 31, 2025
Nature of operations
Nature of operations
1.	Nature of operations

Cardiol Therapeutics Inc. was incorporated under the laws of the Province of Ontario on January 19, 2017. The Corporation’s registered and legal office is located at 2265 Upper Middle Rd. E., Suite 602, Oakville, Ontario, L6H 0G5, Canada.

Cardiol Therapeutics Inc. and its subsidiary (the “Corporation” or “Cardiol”) is a late-stage life sciences company focused on advancing the development of anti-inflammatory and anti-fibrotic therapies for heart disease. The Company’s lead small-molecule drug candidate, CardiolRx™, modulates inflammasome pathway activation, an intracellular process known to play an important role in the development and progression of inflammation and fibrosis associated with pericarditis, myocarditis, and heart failure.

On December 20, 2018, the Corporation completed its initial public offering on the Toronto Stock Exchange (the “TSX”) and its common shares commenced trading on the TSX under the symbol “CRDL”. On August 10, 2021, the Corporation’s common shares commenced trading on The Nasdaq Capital Market under the symbol “CRDL”.